Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 4 – Property and Equipment, Net

Property and equipment consist of the following at December 31:

	2017	2016
Equipment	$1,099,461	$1,839,610
Furniture and fixtures	157,241	252,205
Leasehold improvements	830,860	854,633
	2,087,562	2,946,448
Less: accumulated depreciation and amortization	(1,015,430)	(1,629,846)
	$1,072,132	$1,316,603

Depreciation expense was $349,264 and $280,872 for the years ended December 31, 2017 and 2016, respectively.

The Company leases certain property and equipment under capital lease agreements with a cost of $106,651 and $202,716 as of December 31, 2017 and 2016, respectively.